Material Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 3,409
2014	2,602
2015	2,351
2016	1,920
2017	41
Thereafter	0
Operating Leases, Future Minimum Payments Due	$ 10,323